Business Combinations - Acquisitions Completed in 2018 (Details) $ in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jul. 31, 2018 USD ($)	May 31, 2018 USD ($)	Dec. 31, 2018 USD ($) acquisition	Dec. 31, 2017 USD ($) business	Dec. 31, 2016 USD ($) business
Business Acquisition [Line Items]
Number of businesses acquired					4	2	0
Percentage of interests acquired					100.00%	100.00%
Total purchase consideration					$ 2,700	$ 420
Cash consideration to acquire business				$ 16
Goodwill				3	$ 6,284	$ 4,339	$ 4,059
Minimum
Business Acquisition [Line Items]
Useful life					1 year
Maximum
Business Acquisition [Line Items]
Useful life					8 years
Technology-related intangbiles
Business Acquisition [Line Items]
Intangible assets acquired				$ 13
Useful life				2 years
Hyperwallet Systems Inc.
Business Acquisition [Line Items]
Cash consideration to acquire business	$ 399
Funds receivable and customer accounts	412
Funds payable and amounts due to customers	412
Other net liabilities	32
Goodwill	299
Hyperwallet Systems Inc. | Customer-related intangible assets
Business Acquisition [Line Items]
Intangible assets acquired	100
Hyperwallet Systems Inc. | Technology-related intangbiles
Business Acquisition [Line Items]
Intangible assets acquired	$ 30
Hyperwallet Systems Inc. | Technology-related intangbiles | Minimum
Business Acquisition [Line Items]
Useful life	3 years
Hyperwallet Systems Inc. | Technology-related intangbiles | Maximum
Business Acquisition [Line Items]
Useful life	7 years
Hyperwallet Systems Inc. | Marketing related
Business Acquisition [Line Items]
Intangible assets acquired	$ 2
iZettle
Business Acquisition [Line Items]
Cash consideration to acquire business		$ 2,100
Funds receivable and customer accounts		47
Funds payable and amounts due to customers		47
Goodwill		1,600
Total purchase consideration		2,182
Cash acquired		103
Restricted shares issued and issuable		$ 22
iZettle | Partner relationships, technology, trade name and customer-related intangible assets | Minimum
Business Acquisition [Line Items]
Useful life		3 years
iZettle | Partner relationships, technology, trade name and customer-related intangible assets | Maximum
Business Acquisition [Line Items]
Useful life		7 years
Simility, Inc.
Business Acquisition [Line Items]
Total purchase consideration			$ 107
Other net liabilities			10
Goodwill			79
Simility, Inc. | Technology-related intangbiles
Business Acquisition [Line Items]
Intangible assets acquired			$ 18
Useful life			3 years